Share capital, stock options and other stock-based plans (Details) (Employee Stock Option [Member], CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of shares
Outstanding , beginning of period	816,450	996,047	328,027
Granted	0	0	770,727
Exercised	(43,071)	(111,986)	(93,044)
Forfeited/expired	(741,156)	(67,611)	(9,663)
Outstanding, end of period	32,223	816,450	996,047
Options exercisable, end of period	32,223	305,506	226,487
Weighted average exercise price
Outstanding, beginning of period Weighted Average Exercise Price	30.20	27.78	8.96
Granted Weighted Average Exercise Price	0	0	33.77
Exercised Weighted Average Exercise Price	6.17	6.80	10.49
Forfeited/expired Weighted Average Exercise Price	33.82	33.72	33.36
Outstanding, end of period Weighted Average Exercise Price	17.64	30.20	27.78
Options exercisable, end of period Weighted Average Exercise Price	17.64	24.15	8.06